Bank Loans	12 Months Ended
Dec. 31, 2017
Bank Loans
10.	BANK LOANS

Between 2015 and 2017, the Group entered into several revolving loan facility agreements with certain financial institutions, pursuant to which the Group is entitled to borrow US$ denominated loan with total amount of US$85,000 (equivalent to RMB555,407) and RMB denominated loan of total amount of RMB50,000 (US$7,685). As of December 31, 2017, the group has drawn down US$50,000 (equivalent to RMB326,710) and the loan was secured by a pledge of bank deposit US$10,000 (equivalent to RMB65,342). The interest rate on outstanding utilized amount under those credit facilities is calculated based on 1.5%~1.65% per annum over 1 to 3 month LIBOR for both the years ended December 31, 2016 and 2017. The credit facilities are mainly reserved for the general working capital of the Group.

Between 2010 and 2015, the Group entered into several loan agreements with certain financial institutions, pursuant to which the Group borrowed unsecured Euro denominated loans of Euro1,581 (equivalent to RMB12,389). The loans are settled with interest rate ranging from 1.98% to 2.92% during the respective term of loans. The Group has repaid Euro357 (equivalent to RMB2,795) of principals as of December 31, 2017.